Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of aging of past-due loan principal and financing service fee receivables - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Total current	¥ 8,014,673,225	¥ 7,887,192,463
Total loans	9,259,642,529	9,412,717,366
Total non-accrual	139,662,463	200,004,129
1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	639,267,433	803,697,722
31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	466,039,408	521,823,052
91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	76,389,510	127,039,920
180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	17,696,253	15,081,401
270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	12,151,284	13,236,956
>360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	33,425,416	44,645,852
Collaboration Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	8,013,459,246	7,845,139,960
Total loans	9,256,429,181	9,331,552,767
Total non-accrual	138,187,568	186,077,926
Collaboration Model [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	639,267,433	792,927,231
Collaboration Model [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	465,514,934	507,407,650
Collaboration Model [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	76,389,510	117,124,092
Collaboration Model [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	17,696,253	14,435,651
Collaboration Model [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	11,942,190	12,440,486
Collaboration Model [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	32,159,615	42,077,697
Collaboration Model [Member] | First lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	3,031,554,612	2,814,226,880
Total loans	3,545,768,943	3,472,742,232
Total non-accrual	47,328,519	102,801,583
Collaboration Model [Member] | First lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	276,591,737	325,090,831
Collaboration Model [Member] | First lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	190,294,075	230,622,938
Collaboration Model [Member] | First lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	16,290,631	65,080,342
Collaboration Model [Member] | First lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	6,932,328	6,979,995
Collaboration Model [Member] | First lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	5,243,293	5,972,352
Collaboration Model [Member] | First lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	18,862,267	24,768,894
Collaboration Model [Member] | Second lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	4,981,904,634	5,030,913,080
Total loans	5,710,660,238	5,858,810,535
Total non-accrual	90,859,049	83,276,343
Collaboration Model [Member] | Second lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	362,675,696	467,836,400
Collaboration Model [Member] | Second lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	275,220,859	276,784,712
Collaboration Model [Member] | Second lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	60,098,879	52,043,750
Collaboration Model [Member] | Second lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	10,763,925	7,455,656
Collaboration Model [Member] | Second lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	6,698,897	6,468,134
Collaboration Model [Member] | Second lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	13,297,348	17,308,803
Traditional Facilitation Model [Member]
Financing Receivable, Past Due [Line Items]
Total current	1,213,979	42,052,503
Total loans	3,213,348	81,164,599
Total non-accrual	1,474,895	13,926,203
Traditional Facilitation Model [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		10,770,491
Traditional Facilitation Model [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	524,474	14,415,402
Traditional Facilitation Model [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		9,915,828
Traditional Facilitation Model [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		645,750
Traditional Facilitation Model [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	209,094	796,470
Traditional Facilitation Model [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	1,265,801	2,568,155
Traditional Facilitation Model [Member] | First lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	502,127	20,814,948
Total loans	1,453,777	41,631,245
Total non-accrual	427,176	5,949,506
Traditional Facilitation Model [Member] | First lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		6,532,393
Traditional Facilitation Model [Member] | First lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	524,474	8,334,398
Traditional Facilitation Model [Member] | First lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		4,887,949
Traditional Facilitation Model [Member] | First lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		285,023
Traditional Facilitation Model [Member] | First lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	209,094	122,845
Traditional Facilitation Model [Member] | First lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	218,082	653,689
Traditional Facilitation Model [Member] | Second lien [Member]
Financing Receivable, Past Due [Line Items]
Total current	711,852	21,237,555
Total loans	1,759,571	39,533,354
Total non-accrual	1,047,719	7,976,697
Traditional Facilitation Model [Member] | Second lien [Member] | 1–30 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		4,238,098
Traditional Facilitation Model [Member] | Second lien [Member] | 31–90 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		6,081,004
Traditional Facilitation Model [Member] | Second lien [Member] | 91–179 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		5,027,879
Traditional Facilitation Model [Member] | Second lien [Member] | 180–269 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		360,727
Traditional Facilitation Model [Member] | Second lien [Member] | 270–359 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans		673,625
Traditional Facilitation Model [Member] | Second lien [Member] | >360 days past due [Member]
Financing Receivable, Past Due [Line Items]
Total loans	¥ 1,047,719	¥ 1,914,466